Note 1 - Nature of Operations and Basis of Presentation	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE
1
– NATURE OF OPERATIONS AND BASIS OF PRESENTATION

We are an innovative preclinical biopharmaceutical company committed to the discovery development, manufacturing and commercializing LADAVRU® and biosimilars. LADAVRU is a proprietary opioid alternative which is deliverable as an IV injectable, OR solid preparation containing; Citric Acid, Mannitol and Dronabinol, a cannabinoid designated chemically as (
6aR
-trans)-
6a,7,8,10a
-tetrahydro-
6,6,9
- trimethyl-
3
-pentyl-
6Hdibenzo[b,d]pyran
-
1
-ol or a salt thereof in the solid preparation an active ingredient,
1
) Mannitol and (
1
) an alkaline earth metal salt selected from magnesium aluminometasilicate and calcium silicate. (
2
) Citric Acid, Mannitol and Dronabinol, a cannabinoid designated chemically as (
6aR
-trans)-
6a,7,8,10a
-tetrahydro-
6,6,9
- trimethyl-
3
-pentyl-
6H
-dibenzo[b,d]pyran-
1
-ol The liver is a vital organ that plays an extremely important role in human metabolism and other key physiologic functions. Rare disorders like Cirrhosis, Cirrhosis ascites are associated with the liver, many of which have severe or even fatal consequences for patients, and collectively represent a significant unmet medical need. Our product candidate LADAVRU® focuses on Cancer, Cirrhosis, Cirrhosis ascites, AIDS, and chronic pain, nausea and discomfort associated with chemotherapy; our goals consist of primarily serving readily identifiable patient populations suffering from Cancer, Cirrhosis, Cirrhosis ascites, AIDS, and chronic pain, nausea and discomfort associated with chemotherapy particularly for patients using anthracyclines with the intention of targeting the treatment of relapsed or refractory AML. Anthracyclines are a class of chemotherapy drugs designed to disrupt the DNA of, and eventually destroy, targeted cancer cells. They are the most effective anticancer drugs developed and are used to treat a range of cancers, including leukemias, lymphomas, and breast, stomach, uterine, ovarian, bladder, and lung cancers. We are an innovative preclinical biopharmaceutical company committed to the discovery development, manufacturing and commercializing LADAVRU® and biosimilars. Our product candidate LADAVRU® focuses on Cancer, Cirrhosis, Cirrhosis ascites, AIDS, and chronic pain, nausea and discomfort associated with chemotherapy; our goals consist of primarily serving readily identifiable patient populations suffering from Cancer, Cirrhosis, Cirrhosis ascites, AIDS, and chronic pain, nausea and discomfort associated with chemotherapy particularly for patients using anthracyclines with the intention of targeting the treatment of relapsed or refractory AML. Anthracyclines are a class of chemotherapy drugs designed to disrupt the DNA of, and eventually destroy, targeted cancer cells. They are the most effective anticancer drugs developed and are used to treat a range of cancers, including leukemias, lymphomas, and breast, stomach, uterine, ovarian, bladder, and lung cancers.

Corporate Information

On
September
8th,
2017,
“Hoverink Biotechnologies, Inc., a Delaware corporation, (the “ Company ”), with the approval of its board of directors and shareholders owning a majority of the Company
’s issued and outstanding shares by written consent in lieu of a meeting, filed a Certificate of Change (the “ Certificate of Change ”) with the Secretary of State of Delaware.

As a result of the Certificate of Change, the Company will be changing its name to “Hoverink Biotechnologies, Inc.”, effective as of
September 11, 2017.
In
February 2015,
the Company implemented a change of control by issuing shares to new shareholders, redeeming shares of existing shareholders, electing new officers and directors and accepting the resignations of its then existing officers and directors. In connection with the change of control, the shareholders of the Company and its board of directors unanimously approved the change of the Company
’s name from Sky Run Acquisition Corporation to Hoverink Biotechnologies, Inc. Prior to this the company was a shell as defined in Rule
405.

We were incorporated in Delaware in
July 2013
as Skyrun Acquistion Corporation. Our principal executive offices are located at
1801
Century Park E.,
24th
Floor Los Angeles, California
90067:866
-
443
-
4666

Our website address is in beta at https://hoverinkbiotech.yolasite.com/. We do not
incorporate the information on or accessible through our website into this prospectus, and you should not
consider any information contained in, or that can be accessed through, our website as part of this prospectus.
‘

Going Concern

The Company
’s financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has not
yet established a stable ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary financing to sustain operations and the attainment of profitable operations. The Company had an accumulated deficit of
$274,526
and
145,914
as of
December 31, 2016
and
2015,
respectively, and
$410,381
as of
September 30, 2017.
These factors, among others, raise substantial doubt as to its ability to continue as a going concern.

In
order to continue as a going concern, the Company needs to develop a reliable source of revenues, and achieve a profitable level of operations. During the nine
months ended
September 30, 2017
and the year ended
December 31, 2016
and
2015,
the Company has been involved primarily with development of operations and applying to trade in the public market. The Company has continued to organize and structure to meet the needs of shareholders and attract suitable financing.

To fund operations for the next
twelve
months, the Company projects a need for
$10,000,000
that will have to be raised through debt or equity.

If the Company is unable to obtain adequate capital, it could be forced to cease operations. Accordingly, the accompanying financial statements are accounted for as if the Company is a going concern and do
not
include any adjustments relating to the recoverability and classification of recorded asset amounts or the amount and classification of liabilities or other adjustments that might be necessary should the Company be unable to continue as a going concern.